DERIVATIVE LIABILITY (Narrative) (Details) - USD ($)		3 Months Ended		12 Months Ended
	Sep. 10, 2014	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2016	Mar. 31, 2015	May 31, 2015	May 11, 2015	Sep. 24, 2014
DERIVATIVE LIABILITY [Abstract]
Warrants valuation method				Black-Scholes-Merton pricing model
Derivative liability		$ 335,802		$ 401,127	$ 1,406,596		$ 1,694,651	$ 961,767
Cost to induce exercise of warrants	$ 21,218				(961,767)
Change in fair value of derivative liability		(14,953)	$ 1,113,801	2,600,809	724,617
Fair value of warrants accounted for as derivatives	$ 940,549
Extinguishment of derivative liability		80,278		$ 99,311	$ 269,368
Value of warrants issued, derivative liability						$ 1,694,651
Increase (decrease) in derivative liabilities		$ 14,953